Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Useful Lives		20 years		20 years		20 years
Property, plant and equipment, gross		$ 1,015,910		$ 1,015,910		$ 853,503	$ 442,182
Less: Accumulated Depreciation		(328,933)		(328,933)		(216,559)	(85,988)
Property, plant and equipment, net		686,977		686,977		636,944	356,194
Depreciation expense		35,936	$ 46,012	132,465	$ 108,277
Computers & servers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 154,380		$ 154,380		$ 130,417	105,499
Computers & servers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives		1 year		1 year		1 year
Computers & servers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives		3 years		3 years		3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 100,230		$ 100,230		$ 139,788	168,862
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives		5 years		5 years		5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives		7 years		7 years		7 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 356,473		$ 356,473		$ 326,613	161,771
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives		3 years		3 years		3 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives		5 years		5 years		5 years
DC Chargers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]					$ 256,685	6,050
DC Chargers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives						5 years
DC Chargers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives						7 years
Depreciation expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense						$ 150,099	$ 27,280

[1]	Represents DC Charges temporary loan out to customer while their DC Charges being repaired.